SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Working capital	$ 64,628		$ 44,444	$ 14,704
Cash flows from operating activities	5,015	$ 1,353	29,740	45,356
Accumulated deficit	607,542		639,291	609,551
Cash and cash equivalents	$ 411		$ (0)	$ (0)